REVENUE - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($) customer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade receivables	$ 2,011	$ 4,605
Revenue from performance obligations satisfied or partially satisfied in previous periods	$ 200
Customers with revenue contract | customer	5	3
Provisional Pricing [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract with Customer Liabilities Revenue Subject to Provisional Pricing	$ 2,500